Retirement Plans (Amounts Recognized In The Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Apr. 30, 2015	May. 31, 2014
Retirement Plans [Abstract]
Non-current asset	$ 1.0	$ 1.5
Current liability	(0.1)	(2.1)
Non-current liability	(40.3)	(31.8)
Total	$ (39.4)	$ (32.4)